Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	AMERICAS GOLD AND SILVER CORPORATION
Entity Central Index Key	0001286973
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	594,450,243
Document Annual Report	true
Entity File Number	001-37982
Entity Incorporation State Country Code	A6
Entity Address Address Line 1	145 King Street West
Entity Address Address Line 2	Suite 2870
Entity Address City Or Town	Toronto
Entity Address Postal Zip Code	M5H 1J8
City Area Code	416
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm Id	271
Local Phone Number	848-9503
Security 12b Title	Common Shares, no par value
Trading Symbol	USAS
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Registered Agent Solutions, Inc.
Entity Address Address Line 2	99 Washington Avenue
Entity Address Address Line 3	Suite 1008
Entity Address City Or Town	Albany
Entity Address Postal Zip Code	12260
City Area Code	888
Local Phone Number	705-7274